Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expenses (Parenthetical) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Secondary offering expenses		$ (5,158)	$ (453)	$ (574)
Intangible assets and costs related to potential acquisition of business			158	0
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Secondary offering expenses		$ 5,158	$ 453	$ 574
PrimeiroPay
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Transaction costs related to acquisition	$ 687